Assets written off / loss on sale of assets and others (net)	12 Months Ended
Mar. 31, 2021
Assets [abstract]
Assets written off / loss on sale of assets and others (net)
44.	Assets written off / loss on sale of assets and others (net)
The Company has written off certain property, plant and equipment and intangible assets amounting to Rs 5,626.8 million, Rs. 1,993.3 million and Rs. 6,784.5 million for the year ended March 31, 2021, 2020 and 2019 and recorded a loss/(profit) on sale of assets of Rs. (2,532.2) million, Rs. 1,132.6 million and Rs. 6,402.2 million for the year ended March 31, 2021, 2020 and 2019.